UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2009

Check here if Amendment[ ];       Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Pivot Point Capital Partners, LLC
Address: One Sansome Street, Suite 2900
         San Francisco, CA  94104


13F File Number: 28-12335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony P. Brenner
Title: Managing Member
Phone: 415-343-7070

Signature, Place, and Date of Signiture

/s/ Anthony P. Brenner   San Francisco, CA     NOVEMBER 16, 2009
----------------------   -----------------     -----------------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):
[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           11

Form 13 F Information Table Value Total (x$1000): $223,216

List of Other Included Managers: None

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FORM 13F INFORMATION TABLE

                                   TITLE OF                 VALUE     SHRS OR      SH/  PUT/  INVEST  OTHER    VOTING AUTHORITY
NAME OF ISSUER                     CLASS       CUSIP        (x$1000)  PRN AMT      PRN  CALL  DISCR   MNGRS  SOLE     SHARED  NONE

CARTER'S INC                       COM         146229 10 9   27,562    1,032,300   SH         SOLE           1,032,300
FORWARD AIR CORP                   COM         349853 10 1   20,606      890,087   SH         SOLE             890,087
HEARTLAND PAYMENT SYSTEMS INC      COM         42235N 10 8   23,656    1,630,323   SH         SOLE           1,630,323
HMS HOLDINGS CORP                  COM         40425J 10 1   14,736      385,465   SH         SOLE             385,465
LANDSTAR SYSTEM INC                COM         515098 10 1   16,198      425,600   SH         SOLE             425,600
MEDNAX INC                         COM         58502B 10 6   25,527      464,800   SH         SOLE             464,800
PETSMART INC                       COM         716768 10 6   20,880      960,000   SH         SOLE             960,000
PHASE FORWARD INC                  COM         71721R 40 6    9,669      688,689   SH         SOLE             688,689
ROSETTA STONE INC                  COM         777780 10 7   14,242      620,300   SH         SOLE             620,300
TRUEBLUE INC                       COM         89785X 10 1   20,552    1,460,700   SH         SOLE           1,460,700
UNIVERSAL TECHNICAL INSTITUTE INC  COM         913915 10 4   29,587    1,501,894   SH         SOLE           1,501,894

